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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ally Financial Inc.
Address: 200 Renaissance Center
         P.O. Box 200
         Detroit, MI 48265-2000

Form 13F File Number: 28-14534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cathy L. Quenneville
Title:   Secretary
Phone:   313-656-6301

Signature, Place, and Date of Signing:


/s/ Cathy L. Quenneville                Detroit, Michigan  February 14, 2012
--------------------------------------  -----------------  -----------------
             [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          90
Form 13F Information Table Value Total:   1,054,475
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----------------------------
01   28-14536              Ally Insurance Holdings Inc.
02   28-14535              Motors Insurance Corporation

                                      2

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                          FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5              COLUMN 6  COLUMN 7     COLUMN 8
--------                  -------- ------------ --------- -------------------------  ---------- -------- ----------------
                                                          AMOUNT & TYPE OF SECURITY                      VOTING AUTHORITY
                                                 MARKET   -------------------------                      ----------------
                          TITLE OF                VALUE    SHRS OR      SH/   PUT/   INVESTMENT  OTHER
     NAME OF ISSUER        CLASS   CUSIP NUMBER (X$1,000)  PRN AMNT     PRN   CALL   DISCRETION MANAGERS       NONE
------------------------- -------- ------------ --------- ----------    ---   ----   ---------- -------- ----------------
Adobe Systems             COM      00724F101     16,679      590,000    SH            DEFINED        1,2          590,000
Affiliated Managers
  Group Inc               COM      008252108      5,009       52,200    SH            DEFINED          1           52,200
Aflac Inc                 COM      001055102     12,762      295,000    SH            DEFINED          1          295,000
Air Products & Chemicals  COM      009158106      9,797      115,000    SH            DEFINED          1          115,000
Amazon Com Inc            COM      0023135106     8,655       50,000    SH            DEFINED          1           50,000
America Movil SA de CV    COM      02364W105      2,034       90,000    SH            DEFINED          1           90,000
Amphenol Corp             COM      0032095101    12,709      280,000    SH            DEFINED        1,2          280,000
Apache Corp               COM      0037411105    20,833      230,000    SH            DEFINED          1          230,000
Apple Computer            COM      0037833100    11,745       29,000    SH            DEFINED          1           29,000
Archer Daniels Midland Co COM      0039483102     4,862      170,000    SH            DEFINED          1          170,000
AT&T Inc                  COM      00206R102     21,470      710,000    SH            DEFINED        1,2          710,000
Avon Products Inc         COM      0054303102     5,905      338,000    SH            DEFINED          1          338,000
Baker Hughes              COM      0057224107    12,403      255,000    SH            DEFINED          1          255,000
Bank of America
  Corporation             COM      060505104      7,506    1,350,000    SH            DEFINED        1,2        1,350,000
Becton, Dickinson and
  Company                 COM      075887109     14,346      192,000    SH            DEFINED          2          192,000
BlackRock Inc             COM      09247X101     20,854      117,000    SH            DEFINED        1,2          117,000
C.H. Robinson Worldwide
  Inc                     COM      12541W209      9,420      135,000    SH            DEFINED          1          135,000
Carnival Corp             COM      143658300     15,830      485,000    SH            DEFINED          1          485,000
Cisco Sys Inc             COM      17275R102     18,261    1,010,000    SH            DEFINED        1,2        1,010,000
ConocoPhillips            COM      20825C104     25,505      350,000    SH            DEFINED        1,2          350,000
Covidien PLC              COM      G2554F113      4,501      100,000    SH            DEFINED          1          100,000
Danaher Corp              COM      235851102      5,410      115,000    SH            DEFINED          2          115,000
Darden Restaurants        COM      237194105      5,242      115,000    SH            DEFINED          1          115,000
Disney Walt Co            COM      254687106     21,300      568,000    SH            DEFINED          1          568,000
EMC Corp Mass             COM      268648102      9,908      460,000    SH            DEFINED          2          460,000
Emerson Elec Co           COM      291011104      9,085      195,000    SH            DEFINED          1          195,000
Entergy Corp              COM      29364G103      5,114       70,000    SH            DEFINED          1           70,000
EOG Resources Inc         COM      26875P101     14,777      150,000    SH            DEFINED          1          150,000
Exelon Corporation        COM      30161N101      6,506      150,000    SH            DEFINED          2          150,000
Expeditors Intl Wash Inc  COM      302130109      4,301      105,000    SH            DEFINED          1          105,000
Express Scripts           COM      302182100     17,429      390,000    SH            DEFINED        1,2          390,000
Exxon Mobill Corp         COM      30231G102     20,342      240,000    SH            DEFINED        1,2          240,000
Fedex Corp                COM      31428X106     17,955      215,000    SH            DEFINED          2          215,000
Franklin Resources Inc    COM      354613101     12,488      130,000    SH            DEFINED          1          130,000
General Dynamics Corp     COM      369550108     14,610      220,000    SH            DEFINED          2          220,000
General Elec Co           COM      369604103     20,149    1,125,000    SH            DEFINED          1        1,125,000
Goldman Sachs Group       COM      38141G104      5,878       65,000    SH            DEFINED          1           65,000
Grupo Televisa SA-SPON    COM      40049J206      2,211      105,000    SH            DEFINED          1          105,000
Hess Corp                 COM      42809H107     20,732      365,000    SH            DEFINED          1          365,000
Hewlett- Packard Co       COM      428236103     14,168      550,000    SH            DEFINED        1,2          550,000
Illinois Tool Works Inc   COM      452308109     12,845      275,000    SH            DEFINED          1          275,000
Ishares MSCII Taiwan
  Index FD                ETF      464286400      2,238       39,000    SH            DEFINED          1           39,000
Ishares MSCII Taiwan
  Index FD                ETF      464286640      1,327       23,000    SH            DEFINED          1           23,000
Ishares MSCII Taiwan
  Index FD                ETF      464286731      3,923      335,000    SH            DEFINED          1          335,000
Ishares MSCII Taiwan
  Index FD                ETF      464286772      2,352       45,000    SH            DEFINED          1           45,000
Ishares MSCII Taiwan
  Index FD                ETF      464286830      1,474      110,000    SH            DEFINED          1          110,000
Ishares Lehman 1- 3YR
  Trs Bd                  ETF      464287184      3,836      110,000    SH            DEFINED          1          110,000
Ishares Lehman 1- 3YR
  Trs Bd                  ETF      464287234     38,319    1,010,000    SH            DEFINED          1        1,010,000
Ivans Inc                 COM      465991933        349       18,980    SH            DEFINED          2           18,980
J P Morgan Chase & Co     COM      46625H100     16,459      495,000    SH            DEFINED          2          495,000
Johnson Ctls Inc          COM      478366107      7,502      240,000    SH            DEFINED          1          240,000
Linear Technology Corp    COM      535678106      9,910      330,000    SH            DEFINED          1          330,000
Lockheed Martin Corp      COM      539830109     24,270      300,000    SH            DEFINED          1          300,000
Lowes Cos Inc             COM      548661107     10,913      430,000    SH            DEFINED          1          430,000
Marriott International
  CL A                    COM      571903202      8,022      275,000    SH            DEFINED          1          275,000
Medtronic Inc             COM      585055106      4,973      130,000    SH            DEFINED          1          130,000
Merck & Co. Inc.          COM      58933Y105     10,556      280,000    SH            DEFINED          1          280,000
Metlife Inc               ETF      59156R108     10,757      345,000    SH            DEFINED          1          345,000
Microsoft Corp            COM      594918104     23,234      895,000    SH            DEFINED       1,2.          895,000
Morgan Stanley            COM      617446448     13,239      875,000    SH            DEFINED        1,2          875,000
Murphy Oil Corp           COM      626717102     17,001      305,000    SH            DEFINED          1          305,000
Northern Trust Corp       COM      665859104     12,890      325,000    SH            DEFINED          1          325,000
Oracle Corporation        COM      68389X105     15,775      615,000    SH            DEFINED          1          615,000
Peabody Energy Corp       COM      704549104      8,609      260,000    SH            DEFINED          1          260,000
Pepsico Inc               COM      713448108     20,569      310,000    SH            DEFINED        1,2          310,000
Petroleo Brasileiro
  S.A.--  ADR             ADR      71654V408     14,662      590,000    SH            DEFINED          1          590,000
Pfizer                    COM      717081103     17,312      800,000    SH            DEFINED          1          800,000
Qualcomm Inc              COM      747525103     10,393      190,000    SH            DEFINED          1          190,000
Raytheon Co               COM      755111507     19,836      410,000    SH            DEFINED        1,2          410,000
Rockwell Collins Inc      COM      774341101     13,843      250,000    SH            DEFINED          1          250,000
Schlumberger Ltd          COM      806857108     16,736      245,000    SH            DEFINED        1,2          245,000
Staples Inc               COM      855030102     13,057      940,000    SH            DEFINED        1,2          940,000
State Street Corp         COM      857477103     12,496      310,000    SH            DEFINED        1,2          310,000
Stryker Corp              COM      863667101     12,428      250,000    SH            DEFINED          1          250,000
Sysco Corp                COM      871829107     15,545      530,000    SH            DEFINED        1,2          530,000
Target Corp               COM      87612E106     18,695      365,000    SH            DEFINED          1          365,000
Telekomunik Indonesia-
  SP ADR                  ADR      715684106      2,213       72,000    SH            DEFINED          1           72,000
Teva Pharmaceutical
  Industries              COM      881624209     12,512      310,000    SH            DEFINED          1          310,000
Thermo Electron Corp      COM      883556102      8,994      200,000    SH            DEFINED          2          200,000
Time Warner Cable Inc     COM      88732J207     10,298      162,000    SH            DEFINED        1,2          162,000
Total Sa-Spon Adr         ADR      89151E109     13,800      270,000    SH            DEFINED          1          270,000
Transocean Ltd            COM      H8817H100      3,071       80,000    SH            DEFINED          1           80,000
United Parcel Service Inc COM      911312106     10,247      140,000    SH            DEFINED        1,2          140,000
United Technologies Corp  COM      913017109      5,482       75,000    SH            DEFINED          2           75,000
Vale SA-SP ADR            ADR      91912E105      1,609       75,000    SH            DEFINED          1           75,000
Verisk Analytics
  Inc-Class A             COM      92345Y106     12,240      305,000    SH            DEFINED          2          305,000
Vodafone Group Plc        COM      92857W209      5,115      182,500    SH            DEFINED          1          182,500
Waste Mgmt Inc            COM      94106L109      5,561      170,000    SH            DEFINED          1          170,000
Wells Fargo & Co          COM      949746101     14,607      530,000    SH            DEFINED        1,2          530,000
WESTERN UNTION CO         COM      959802109     13,696      750,000    SH            DEFINED          1          750,000
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